Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2020
Securitizations
Securitizations
in	6M20	6M19
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	30	(1)
Proceeds from transfer of assets	4,862	3,632
Cash received on interests that continue to be held	21	19
RMBS
Net gain/(loss) [1]	22	(4)
Proceeds from transfer of assets	11,373	8,045
Purchases of previously transferred financial assets or its underlying collateral	0	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	457	116
Other asset-backed financings
Net gain [1]	61	48
Proceeds from transfer of assets	4,766	4,801
Purchases of previously transferred financial assets or its underlying collateral	(638)	(389)
Fees [2]	72	74
Cash received on interests that continue to be held	11	3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q20	4Q19
CHF million
CMBS
Principal amount outstanding	20,184	21,079
Total assets of SPE	26,731	28,748
RMBS
Principal amount outstanding	55,801	54,001
Total assets of SPE	57,228	55,595
Other asset-backed financings
Principal amount outstanding	25,905	27,982
Total assets of SPE	50,594	54,974
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M20							6M19
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			172				1,646			281				885
of which level 2			158				1,465			264				826
of which level 3			14				181			17				59
Weighted-average life, in years			8.1				3.6			4.1				4.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.0	–	38.2			–	[2]	2.0	–	37.3
Cash flow discount rate (rate per annum), in % [3]	1.4	–	9.2		0.7	–	24.7	2.5	–	8.3		2.3	–	11.6
Expected credit losses (rate per annum), in % [4]	4.0	–	8.6		3.3	–	22.9	1.3	–	5.8		1.7	–	3.4
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q20											4Q19
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			330				2,494			662				399				2,282			751
of which non-investment grade			40				860			19				46				711			15
Weighted-average life, in years			6.5				3.6			2.2				6.4				5.7			1.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	46.4			–				–		3.0	–	35.7			–
Impact on fair value from 10% adverse change			–				(52.7)			–				–				(38.1)			–
Impact on fair value from 20% adverse change			–				(99.9)			–				–				(72.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.3	–	22.4		0.6	–	42.0	1.1	–	25.4		2.2	–	15.2		1.5	–	36.2	0.7	–	13.1
Impact on fair value from 10% adverse change			(4.7)				(32.5)			(3.2)				(6.8)				(38.3)			(2.1)
Impact on fair value from 20% adverse change			(9.3)				(62.3)			(6.3)				(13.4)				(74.7)			(4.2)
Expected credit losses (rate per annum), in % [5]	1.4	–	10.9		0.2	–	29.7	1.1	–	25.4		0.5	–	8.5		1.1	–	34.5	0.7	–	12.8
Impact on fair value from 10% adverse change			(4.1)				(30.2)			(3.2)				(4.1)				(24.1)			(2.0)
Impact on fair value from 20% adverse change			(8.0)				(58.0)			(6.3)				(8.1)				(47.3)			(4.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q20	4Q19
CHF million
Other asset-backed financings
Trading assets	562	279
Other assets	184	0
Liability to SPE, included in other liabilities	(746)	(279)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q20	4Q19
CHF billion
Government debt securities	20.9	16.4
Corporate debt securities	8.1	8.6
Asset-backed securities	5.5	2.5
Equity securities	0.8	0.7
Other	1.2	0.2
Securities sold under repurchase agreements	36.5	28.4
Government debt securities	0.9	0.1
Corporate debt securities	0.1	0.1
Equity securities	5.2	5.4
Other	0.1	0.1
Securities lending transactions	6.3	5.7
Government debt securities	5.4	5.3
Corporate debt securities	4.1	1.8
Asset-backed securities	0.1	0.1
Equity securities	32.9	33.0
Obligation to return securities received as collateral, at fair value	42.5	40.2
Total	85.3	74.3
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q20 (CHF billion)
Securities sold under repurchase agreements	5.6		20.1		4.3	6.5	36.5
Securities lending transactions	5.5		0.5		0.2	0.1	6.3
Obligation to return securities received as collateral, at fair value	41.9		0.3		0.2	0.1	42.5
Total	53.0		20.9		4.7	6.7	85.3
4Q19 (CHF billion)
Securities sold under repurchase agreements	5.2		15.1		5.9	2.2	28.4
Securities lending transactions	5.7		0.0		0.0	0.0	5.7
Obligation to return securities received as collateral, at fair value	40.0		0.1		0.1	0.0	40.2
Total	50.9		15.2		6.0	2.2	74.3
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q20 (CHF million)
Cash and due from banks	0	4	35	10	37	10	96
Trading assets	0	0	1,397	48	962	16	2,423
Other investments	0	0	0	163	1,066	242	1,471
Net loans	0	505	54	45	33	206	843
Other assets	0	21	1,011	4	117	863	2,016
of which loans held-for-sale	0	0	429	0	0	0	429
of which premises and equipment	0	0	0	0	32	11	43
Total assets of consolidated VIEs	0	530	2,497	270	2,215	1,337	6,849
Trading liabilities	0	0	0	0	11	0	11
Short-term borrowings	0	4,515	0	0	0	0	4,515
Long-term debt	0	0	1,759	0	11	33	1,803
Other liabilities	0	57	2	4	86	102	251
Total liabilities of consolidated VIEs	0	4,572	1,761	4	108	135	6,580
4Q19 (CHF million)
Cash and due from banks	6	1	71	11	39	10	138
Trading assets	75	0	1,554	82	1,063	14	2,788
Other investments	0	0	0	113	1,052	247	1,412
Net loans	0	325	53	1	29	241	649
Other assets	1	21	638	4	87	943	1,694
of which loans held-for-sale	0	0	93	0	0	0	93
of which premises and equipment	0	0	0	0	36	8	44
Total assets of consolidated VIEs	82	347	2,316	211	2,270	1,455	6,681
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,885	0	0	0	0	4,885
Long-term debt	7	0	1,614	1	13	36	1,671
Other liabilities	0	54	1	4	92	146	297
Total liabilities of consolidated VIEs	7	4,939	1,615	5	113	182	6,861

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2Q20 (CHF million)
Trading assets	198	5,176	934	81	7,513	13,902
Net loans	485	797	2,029	7,712	1,031	12,054
Other assets	14	79	124	0	543	760
Total variable interest assets	697	6,052	3,087	7,793	9,087	26,716
Maximum exposure to loss	764	7,636	3,087	11,675	9,559	32,721
Total assets of non-consolidated VIEs	7,498	165,338	120,087	28,657	45,925	367,505
4Q19 (CHF million)
Trading assets	230	4,897	962	109	4,311	10,509
Net loans	456	904	1,945	7,930	709	11,944
Other assets	3	26	518	0	380	927
Total variable interest assets	689	5,827	3,425	8,039	5,400	23,380
Maximum exposure to loss	785	7,664	3,430	12,239	5,937	30,055
Total assets of non-consolidated VIEs	8,057	141,608	128,984	25,590	35,998	340,237

Bank
Securitizations
Securitizations
in	6M20	6M19
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	30	(1)
Proceeds from transfer of assets	4,862	3,632
Cash received on interests that continue to be held	21	19
RMBS
Net gain/(loss) [1]	22	(4)
Proceeds from transfer of assets	11,373	8,045
Purchases of previously transferred financial assets or its underlying collateral	0	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	457	116
Other asset-backed financings
Net gain [1]	61	48
Proceeds from transfer of assets	4,766	4,801
Purchases of previously transferred financial assets or its underlying collateral	(638)	(389)
Fees [2]	72	74
Cash received on interests that continue to be held	11	3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M20	2019
CHF million
CMBS
Principal amount outstanding	20,184	21,079
Total assets of SPE	26,731	28,748
RMBS
Principal amount outstanding	55,801	54,001
Total assets of SPE	57,228	55,595
Other asset-backed financings
Principal amount outstanding	25,905	27,982
Total assets of SPE	50,594	54,974
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M20							6M19
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			172				1,646			281				885
of which level 2			158				1,465			264				826
of which level 3			14				181			17				59
Weighted-average life, in years			8.1				3.6			4.1				4.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.0	–	38.2			–	[2]	2.0	–	37.3
Cash flow discount rate (rate per annum), in % [3]	1.4	–	9.2		0.7	–	24.7	2.5	–	8.3		2.3	–	11.6
Expected credit losses (rate per annum), in % [4]	4.0	–	8.6		3.3	–	22.9	1.3	–	5.8		1.7	–	3.4
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M20											2019
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			330				2,494			662				399				2,282			751
of which non-investment grade			40				860			19				46				711			15
Weighted-average life, in years			6.5				3.6			2.2				6.4				5.7			1.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	46.4			–				–		3.0	–	35.7			–
Impact on fair value from 10% adverse change			–				(52.7)			–				–				(38.1)			–
Impact on fair value from 20% adverse change			–				(99.9)			–				–				(72.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.3	–	22.4		0.6	–	42.0	1.1	–	25.4		2.2	–	15.2		1.5	–	36.2	0.7	–	13.1
Impact on fair value from 10% adverse change			(4.7)				(32.5)			(3.2)				(6.8)				(38.3)			(2.1)
Impact on fair value from 20% adverse change			(9.3)				(62.3)			(6.3)				(13.4)				(74.7)			(4.2)
Expected credit losses (rate per annum), in % [5]	1.4	–	10.9		0.2	–	29.7	1.1	–	25.4		0.5	–	8.5		1.1	–	34.5	0.7	–	12.8
Impact on fair value from 10% adverse change			(4.1)				(30.2)			(3.2)				(4.1)				(24.1)			(2.0)
Impact on fair value from 20% adverse change			(8.0)				(58.0)			(6.3)				(8.1)				(47.3)			(4.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M20	2019
CHF million
Other asset-backed financings
Trading assets	562	279
Other assets	184	0
Liability to SPE, included in other liabilities	(746)	(279)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M20	2019
CHF billion
Government debt securities [1]	21.0	16.5
Corporate debt securities [1]	8.1	8.6
Asset-backed securities	5.5	2.5
Equity securities	0.8	0.7
Other	1.2	0.2
Securities sold under repurchase agreements	36.6	28.5
Government debt securities	0.9	0.1
Corporate debt securities	0.1	0.1
Equity securities	5.2	5.4
Other	0.1	0.1
Securities lending transactions	6.3	5.7
Government debt securities	5.4	5.3
Corporate debt securities	4.1	1.8
Asset-backed securities	0.1	0.1
Equity securities	32.9	33.0
Obligation to return securities received as collateral, at fair value	42.5	40.2
Total	85.4	74.4
1 Prior period has been corrected.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M20 (CHF billion)
Securities sold under repurchase agreements	5.6		20.2		4.3	6.5	36.6
Securities lending transactions	5.5		0.5		0.2	0.1	6.3
Obligation to return securities received as collateral, at fair value	41.9		0.3		0.2	0.1	42.5
Total	53.0		21.0		4.7	6.7	85.4
2019 (CHF billion)
Securities sold under repurchase agreements	5.2		15.2		5.9	2.2	28.5
Securities lending transactions	5.7		0.0		0.0	0.0	5.7
Obligation to return securities received as collateral, at fair value	40.0		0.1		0.1	0.0	40.2
Total	50.9		15.3		6.0	2.2	74.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M20 (CHF million)
Cash and due from banks	0	4	35	10	37	10	96
Trading assets	0	0	1,397	48	962	16	2,423
Other investments	0	0	0	163	1,066	242	1,471
Net loans	0	505	54	45	33	206	843
Other assets	0	21	1,011	4	98	863	1,997
of which loans held-for-sale	0	0	429	0	0	0	429
of which premises and equipment	0	0	0	0	14	11	25
Total assets of consolidated VIEs	0	530	2,497	270	2,196	1,337	6,830
Trading liabilities	0	0	0	0	11	0	11
Short-term borrowings	0	4,515	0	0	0	0	4,515
Long-term debt	0	0	1,759	0	11	33	1,803
Other liabilities	0	57	2	4	86	102	251
Total liabilities of consolidated VIEs	0	4,572	1,761	4	108	135	6,580
2019 (CHF million)
Cash and due from banks	6	1	71	11	39	10	138
Trading assets	75	0	1,554	82	1,063	14	2,788
Other investments	0	0	0	113	1,052	247	1,412
Net loans	0	325	53	1	29	241	649
Other assets	1	21	638	4	67	943	1,674
of which loans held-for-sale	0	0	93	0	0	0	93
of which premises and equipment	0	0	0	0	17	8	25
Total assets of consolidated VIEs	82	347	2,316	211	2,250	1,455	6,661
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,885	0	0	0	0	4,885
Long-term debt	7	0	1,614	1	13	36	1,671
Other liabilities	0	54	1	4	91	146	296
Total liabilities of consolidated VIEs	7	4,939	1,615	5	112	182	6,860

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M20 (CHF million)
Trading assets	198	5,176	934	81	7,513	13,902
Net loans	485	797	2,022	7,712	1,031	12,047
Other assets	14	79	121	0	543	757
Total variable interest assets	697	6,052	3,077	7,793	9,087	26,706
Maximum exposure to loss	764	7,636	3,077	11,675	9,559	32,711
Total assets of non-consolidated VIEs	7,498	165,338	119,389	28,657	26,137	347,019
2019 (CHF million)
Trading assets	230	4,897	962	109	4,311	10,509
Net loans	456	904	1,945	7,930	709	11,944
Other assets	3	26	513	0	380	922
Total variable interest assets	689	5,827	3,420	8,039	5,400	23,375
Maximum exposure to loss	785	7,664	3,425	12,239	5,937	30,050
Total assets of non-consolidated VIEs	8,057	141,608	127,558	25,590	14,274	317,087